APPENDIX I  		                 UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
		"              Washington, D.C.  20549 "

		                    FORM 24F-2
		        Annual Notice of Securities Sold
		            Pursuant to Rule 24f-2

 1. Name and address of issuer:

	 Eaton Vance Mutual Funds Trust
	 Two International Place
	" Boston, Massachusetts 02110 "


 2.The name of each series or class of securities for which this
" Form is filed (state ""All Series"" if Form is being filed for all series): "

	 Parametric Emerging Markets Core Fund


 3. Investment Company Act File Number:
				 811-04015

     Securities Act File Number:
	 002-90946

 4(a). Last day of fiscal year for which this Form is filed:

				8/31/2014


" 4(b). Is this Form is being filed late (i.e., more than 90 days after the "
 end of the issuer's fiscal year)?
				 No

" Note: If the Form is being filed late, interest must be paid on the registration fee due. "

 4(c) Is this the last time the issuer will be filing this Form?

				 No

 5. Calculation of registration fee:

 (i)  Aggregate sale price of securities sold during the

 fiscal year pursuant to section 24(f):
				 $ 	" 10,249,275 "

 (ii)  Aggregate price of securities redeemed or
 repurchased during the fiscal year:
	 $ 	" 153,828 "

 (iii)  Aggregate price of securities redeemed or
 repurchased during any prior fiscal year ending no
" earlier than October 11, 1995 that were not "
 previously used to reduce registration fees payable
 to the Commission: 				 $ 	 -

 (iv)  Total available redemption credits [add items 5(ii)
and 5(iii)]:
$ 	" 153,828 "

 (v)    Net sales - if item 5(i) is greater than item 5(iv)
 [subtract item 5(iv) from item 5(i)]:
			  $ 	" 10,095,447 "

 (vi)   Redemption credits available for use in future years -
 if item 5(i) is less than item 5(iv) [subtract item
 5(iv) from item 5(i)]: 				 $
 -

 (vii)  Multiplier for determining registration fee
 (See Instructions C.9):
		 x 	 0

 (viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter
" ""0"" if no fee is due): "
		 = 	" 1,173 "


 6. Prepaid Shares

 If the response to item 5(i) was determined by deducting an amount
 of securities that were registered under the Securities Act of 1933
 pursuant to rule 24e-2 as in effect before [effective date
of recession of
" rule 24e-2], then report the amount of securities (number
of shares or "
 other units) deducted here:
			 -

 If there is a number of shares or other units that were
registered pursuant
 to rule 24e-2 remaining unsold at the end of the fiscal
 year for which this
" Form is filed that are available for use by the issuer
in future fiscal years, "
 then state that number here:
			 -


 7. Interest due - if this Form is being filed more than
90 days after the end
 of the issuer's fiscal year (See Instruction D):
					 -


 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				" 1,173 "


 9. Date the registration fee and any interest payment was
 sent to
 the Commission's lockbox depository:
					11/24/2014
 Method of delivery: 		 Wire Transfer 		 X
		 Mail or other means

 Signatures

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


" William J. Austin, Jr. "
 Assistant Treasurer

 Date: 11/24/2014